Offerings	Apr. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issued to the selling stockholder
Amount Registered | shares	475,000
Proposed Maximum Offering Price per Unit	1.81
Maximum Aggregate Offering Price	$ 859,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 118.73
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering hereunder an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on the Nasdaq Capital Market on April 2, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to the selling stockholder upon conversion of secured convertible promissory note
Amount Registered | shares	42,500
Proposed Maximum Offering Price per Unit	1.81
Maximum Aggregate Offering Price	$ 76,925.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering hereunder an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on the Nasdaq Capital Market on April 2, 2026.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, issuable to the selling stockholder upon exercise of outstanding warrants
Amount Registered | shares	62,500
Proposed Maximum Offering Price per Unit	1.81
Maximum Aggregate Offering Price	$ 113,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering hereunder an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on the Nasdaq Capital Market on April 2, 2026.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, that may be issued to the selling stockholder upon the conversion of shares of series E convertible preferred stock that may be issued to the selling stockholder
Amount Registered | shares	9,525,000
Proposed Maximum Offering Price per Unit	1.81
Maximum Aggregate Offering Price	$ 17,240,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,380.88
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registrant is also registering hereunder an indeterminate number of shares of common stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on the Nasdaq Capital Market on April 2, 2026.